Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

July 29, 2011

VIA EDGAR TRANSMISSION

Ms. Kimberly Browning
United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:          Buffalo Funds (the “Trust”)
Securities Act Registration No: 333-56018
Investment Company Act Registration No: 811-10303
Buffalo Balanced Fund (S000022450)
Buffalo Growth Fund (S000022454)

Dear Ms. Browning:

This correspondence is being filed in response to your oral comments and suggestions of July 14, 2011 and July 18, 2011, to the Trust’s Post-Effective Amendment (“PEA”) No. 28 to its registration statement.  PEA 28 was filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended on Form N-1A on May 27, 2011, for the purpose of submitting material changes to the principal investment strategies of the Buffalo Balanced Fund and the Buffalo Growth Fund (each, a “Fund,” and together, the “Funds”).

For your convenience in reviewing the Trust’s responses, your comments and suggestions are included in bold typeface immediately followed by the Trust’s responses.

In addition, in connection with this filing, the Trust hereby makes the following representations:

1.
The Trust acknowledges that in connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are solely responsible for the content of such disclosure;

2.
The Trust acknowledges that the Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.
The Trust represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as an affirmative defense in any action or proceeding by the SEC or any person.

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The Trust’s responses to your comments are as follows:

PROSPECTUS

Prospectus – Summary Section - Principal Investment Strategies – Buffalo Flexible Income Fund

1.	Staff Comment: Please clarify in this section the Fund’s policy on dividend payments. Will all dividend payments be accepted or will the Fund adhere to a different schedule?

Response:  The Trust responds by adding the following disclosure to this section:

“For the majority of equities purchased, the Flexible Income Fund intends to focus on companies that have a history of paying dividends over time.  The Flexible Income Fund may also favor those companies that have a history of raising dividends.  Among dividend paying companies the Flexible Income Fund may purchase stocks that pay monthly, quarterly, semi-annual, annual or periodic cash dividends, as well as those that pay stock dividends.”

Prospectus – Summary Section – Fees and Expenses of the Fund – Both Funds

2.
Staff Comment: Please add disclosure to the footnote relating to the “Total Annual Fund Operating Expenses” line item to clarify that acquired fund fees and expenses represent the indirect costs of the Funds’ investments in other investment companies.

Response:  The Trust responds by revising the applicable footnote to each Fund’s Fees and Expenses of the Fund table to read as follows:

“Acquired Fund Fees and Expenses represent the indirect costs of the Fund’s investments in other investment companies.  The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of the Fund and does not include the amount of the Fund’s proportionate share of the fees and expenses of other investment companies in which the Fund invests.”

Prospectus – Summary Section - Principal Risks – Both Funds

3.	Staff Comment: Please include a specific risk disclosure with respect to the Funds’ investments in American Depositary Receipts in this section.

Response: The Trust responds by adding the following disclosure to this section for each Fund:

“American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer.  For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs.  Unsponsored ADRs are also not obligated to pass through voting rights to the Fund.  Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.”

4.	Staff Comment: Please confirm whether either Fund may invest in emerging markets securities as a principal strategy.

Response: The Trust responds by stating supplementally that neither Fund may invest in emerging markets securities as a principal strategy.

Prospectus – Performance – Both Funds

5.
Staff Comment: Please add the parenthetical “(reflects no deduction for fees, expenses or taxes)” to the caption for each benchmark index shown in the Funds’ average annual total returns tables, as required under Item 4 of Form N-1A.

Response: The Trust responds by making the requested revision.

Prospectus – Fees and Expenses of the Fund – Buffalo Growth Fund

6.
Staff Comment: Please confirm in a supplemental response that the reduced management fee of 0.90%, as shown in the Fees and Expneses of the Fund table, is a contractual fee contained within an investment advisory agreement entered into pursuant to Section 15(c) under the Investment Company Act of 1940, as amended (the “1940 Act”).

Response: The Trust responds by confirming supplementally that the management fee of 0.90% is a contractual fee pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Fund’s investment advisor, pursuant to Section 15(c) under the 1940 Act.

Prospectus – Principal Investment Strategies – Buffalo Growth Fund

7.
Staff Comment: Please clarify, using plain English, the Fund’s policy with respect to the remaining 25% of the equity weighting of the Fund’s portfolio.  Specifically, will the Fund invest the remaining 25% only in companies with market capitalizations less than the lower of the median of the Russell 1000 Growth Index or $5 billion, or with respect to the remaining 25%, may the Fund invest in companies of any size?

Response: The Trust responds by revising the applicable disclosure to clarify that, with respect to 25% of the equity weighting of the Fund’s portfolio, the Fund may invest in companies of any size, as follows:

“With respect to the remaining 25% of the equity weighting of the Fund’s portfolio, the Fund may invest in companies of any size, including, but not limited to, those with market capitalizations less than the lower of the median of the Russell 1000 Growth Index® or $5 billion.”

Statement of Additional Information (“SAI”)

8.
Staff Comment: Please confirm that all of the Funds’ principal and non-principal strategies and risks have been disclosed in the SAI, pursuant to Item 16 of Form N-1A.  Please also confirm that all principal strategies and risks disclosed in the SAI have also been disclosed in the Prospectus.

Response: The Trust responds by confirming supplementally that all principal strategies and related risks have been disclosed in the Funds’ prospectus.  The Trust further confirms that all principal and non-principal strategies and related risks have been disclosed in the SAI.

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I trust that the above response and revision adequately addresses your comments.  If you have any additional questions or require further information, please contact Rachel Spearo at (414) 765-5384.

Sincerely,

/s/ Barry E. Koster

Barry E. Koster
Chief Compliance Officer
Buffalo Funds